Accumulated Other Comprehensive Loss (Schedule Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Commodity and foreign currency derivative tax	$ 2,327	$ 1,714	$ 292
Foreign currency translation adjustments	281,211	271,282
Commodities and foreign currency derivatives, net of tax of $1,714 and ($25), respectively	(533)	(9,345)
Total accumulated comprehensive loss	$ 280,678	$ 261,937		$ 284,454